EQUITY - Narrative (Details) - USD ($)				12 Months Ended
	Sep. 02, 2025	Sep. 06, 2023	Apr. 20, 2023	Dec. 31, 2025	Dec. 31, 2023	Oct. 17, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital				$ 4,418,152,114.78
Par value per share (usd per share)				$ 0
Number of shares authorized (in shares)				574,219,895,457
Reduction of issued capital		$ 123,606,000			$ 5,127,182,000
Reduction of capital (in shares)		1,965,903,665
Convertible shares (in shares)		606,407,693,000
Reserve of equity component of convertible instruments		$ 5,003,576,000
Converted notes				$ 0	9,369,622,000		$ 0
Converted into equity				$ 39,000
Annual interest rate				1.00%
Time from exit date				60 days
Liability component amount				$ 102,031,000
Employee Stock Options
Disclosure of classes of share capital [line items]
Equity issue				0
Share issue related cost				$ 0
Treasury shares
Disclosure of classes of share capital [line items]
Share repurchase programs (in shares)				30,221,893,878
Share repurchase programs				$ 585,424,000
Absorption Accumulated Losses
Disclosure of classes of share capital [line items]
Reduction of issued capital			$ 7,501,896,000		7,501,896,000
Absorption of Treasury Shares
Disclosure of classes of share capital [line items]
Reduction of issued capital			178,000		178,000
Cost of New Issuances and Convertible Notes
Disclosure of classes of share capital [line items]
Reduction of issued capital			$ 810,279,000		$ 810,279,000
N° of authorized shares
Disclosure of classes of share capital [line items]
Convertible shares (in shares)		604,441,789,335		574,219,895,457	604,441,789,335		604,441,789,335
Early Cancellation
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital	$ 4,418,109,716,780
Number of shares subscribed and paid capital (in shares)	574,215,983,709
Convertible shares (in shares)	574,219,895,457
Reserve of equity component of convertible instruments	$ 4,418,152,114,780
Early Cancellation | Treasury shares
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital	$ 585,424,212,000					$ 585,424,212
Number of shares subscribed and paid capital (in shares)	30,221,893,878
Reduction of issued capital	$ 5,003,576,326,780			$ 5,003,576,326.78
Convertible shares (in shares)	604,441,789,335
Ordinary shares
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital		$ 5,003,534,000		$ 4,418,110,000			$ 5,003,534,000
Number of shares subscribed and paid capital (in shares)		604,437,877,587		574,215,983,709			604,437,877,587
Convertible Shares H
Disclosure of classes of share capital [line items]
Shares available for issuance upon conversion (in shares)	3,911,748			3,911,748
Number of shares outstanding (in shares)	42,398			42,398
Shares available for issuance, value	$ 42,398,000			$ 42,000
Convertible Shares G
Disclosure of classes of share capital [line items]
Unplaced shares (in shares)		123,605,720
Unplaced shares value		$ 123,605,720
Unplaced shares, backed up (in shares)		1,965,903,665
Convertible Shares I
Disclosure of classes of share capital [line items]
Unplaced shares (in shares)		37
Unplaced shares value		$ 37
Convertible Notes G, H, I
Disclosure of classes of share capital [line items]
Equity component at the date of issue				$ 0	$ 3,000,000		$ 0